Derivatives and Hedging - Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Location of Loss			Financial income, net
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	$ (36)		$ (655)
Fair value of derivatives assets [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged			3		$ 1
Fair value of derivatives liabilities [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged					605
Israeli Shekel / U.S. Dollar [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged			$ 299		$ 20,038